SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, the Company’s shareholders, in an extraordinary general meeting, approved the 2020 Stock Incentive Plan (“the Plan”). Under the Plan, employees, officers, directors, consultants and advisors, on the grant date are eligible to purchase share warrants or receive share options, which can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options is fixed by the board of directors of the Company.
According to the Plan, awards may be made for up to 2,905,535 shares as of December 31, 2023, increasing by 2% of the outstanding common shares at the beginning of each year, of the Company’s shares of common stock. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any common stock not being issued, the unused common stock covered by such award shall again be available for the grant of awards under the Plan.
In July 2021, in connection with the Company’s initial public offering (the “IPO”), the Company granted options for 4,056,770 shares subject to performance vesting to its CEO and COO (the “Founder Awards”). Each Founders’ Award is divided into twelve tranches, each subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years (“holding period”) after the exercise date. As of December 31, 2023, the performance conditions were not met for any of the tranches.
The number of awards outstanding under the Plan and the Founders’ Awards as at December 31, 2023, 2022, and 2021 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as of December 31, 2022	5,562,984	8.03
Awards exercisable as of December 31, 2022	376,563	6.73

Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	3.52
Awards outstanding as at December 31, 2021	4,911,770	7.49
Awards exercisable as at December 31, 2021	127,188	3.52
Determination of Fair Value of Options and Warrants

The options were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2023			2022			2021
Exercise price, USD	8.97	—	13.19	7.54	—	11.68	8.00	—	14.71
Share price, USD	8.97	—	13.19	7.54	—	11.68	8.00	—	14.71
Risk free rate	3.7%	—	4.5%	1.5%	—	3.8%	0.9%	—	1.2%
Estimated volatility (1)			45%	45%	—	50%			55%
Expected dividend yield			nil			nil			nil
Expected term in years	4.0	—	4.6	3.8	—	4.6	4.6	—	6.7
(1) Estimated volatility is based on historical volatility of comparable companies.

As of December 31, 2023, 2022 and 2021, the weighted average remaining contractual life for options and warrants issued as share based payments was 6.99, 8.01 and 8.98 years, respectively. The range of exercise prices for options and warrants issued as share based payments was $3.52 to $14.71 per share, $7.53 to
$11.68 per share, and $8.00 to $14.71 per share as of December 31, 2023, December 31, 2022, and December 31, 2021, respectively.

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided in twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years ("holding period") after the exercise date. The share options tranches were valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price for each tranche is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of December 31, 2023, the performance conditions were not achieved for any of the tranches.

In June 2021, a liability-classified warrant issued in November 2020 was modified to additionally allow net-share settlement in the event of the holder’s employment termination. The Company had the right to choose between settlement on a net-share or net-cash basis. Accordingly, effective in June 2021, the warrant qualified for recognition as an equity instrument. The carrying value of the warrant liability of $869 was reclassified as equity at the modification date. As of the modification date, the fair value per share for these warrants of EUR 3.66 ($4.43) was determined using the Black-Scholes model with the main data inputs being volatility of 60%, an expected life of 3.4 years and an annual risk-free interest rate of 0.51%. The exercise price for these warrants was EUR 3.01 ($3.65) per share and the share price was EUR 7.13 ($8.64) per share.

During the year ended December 31, 2022, the Group repurchased all 200,000 warrants at fair value for cash consideration of $800; the remaining costs in relation to the warrant of $212 was recognized directly in the retained earnings reserve.

	Year Ended December 31,
	2023	2022	2021
High price	13.19	11.68	14.71
Low price	8.97	7.53	8.00

Restricted shares

	Year Ended December 31,
	2023	2022	2021
Restricted Shares granted	33,194	32,942	—
Price per share high	10.13	9.27	—
Price per share low	10.13	7.87	—

During the years ended December 31, 2023 and 2022, restricted shares issued to non-executive directors were valued using the Finnerty model and had a restricted periods of one year and between one and three years, respectively.

Share-based Payment Expense

	Year ended December 31,
	2023	2022	2021
Equity classified share options expense	3,124	3,132	1,286
Restricted shares expense	483	82	—
Liability classified warrants' expense	—	—	709
Share-based payment expense	3,607	3,214	1,995
As of December 31, 2023 and 2022, there was $2.85 million and $2.98 million of total unrecognized share-based payment expense related to the 920,197 and 1,079,651 unvested stock options, respectively, that is expected to be recognized over a weighted-average remaining period of approximately 5.8 years and 6.41 years, respectively.

Share-based Payment Reserve
Share-based payment reserve is included within the share option and warrants reserve (see Note 13).